Labour Restructuring - Additional Information (Detail) - CAD CAD in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Labor restructuring	CAD (4)	CAD (7)	CAD 53	CAD (4)	CAD (7)	CAD 53
Labor restructuring, after tax				(3)	(5)	39
Provision for labor restructuring			CAD 89	CAD 24	CAD 50	CAD 89	CAD 55
Labor restructuring, last payment				2025